Expense Example (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
May 01, 2013
(Columbia Acorn Fund) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 681
Expense Example, with Redemption, 3 Years	905
Expense Example, with Redemption, 5 Years	1,146
Expense Example, with Redemption, 10 Years	1,838
(Columbia Acorn Fund) | Class B Shares
Expense Example:
Expense Example, with Redemption, 1 Year	675
Expense Example, with Redemption, 3 Years	842
Expense Example, with Redemption, 5 Years	1,133
Expense Example, with Redemption, 10 Years	1,866
(Columbia Acorn Fund) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	284
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	980
Expense Example, with Redemption, 10 Years	2,127
(Columbia Acorn Fund) | Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
(Columbia Acorn Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
(Columbia Acorn Fund) | Class R5 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
(Columbia Acorn Fund) | Class Y Shares
Expense Example:
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
(Columbia Acorn Fund) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
(Columbia Acorn European Fund) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	743
Expense Example, with Redemption, 3 Years	2,599
Expense Example, with Redemption, 5 Years	4,274
Expense Example, with Redemption, 10 Years	7,775
(Columbia Acorn European Fund) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	353
Expense Example, with Redemption, 3 Years	2,370
Expense Example, with Redemption, 5 Years	4,241
Expense Example, with Redemption, 10 Years	8,025
(Columbia Acorn European Fund) | Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	2,055
Expense Example, with Redemption, 5 Years	3,788
Expense Example, with Redemption, 10 Years	7,464
(Columbia Acorn European Fund) | Class R5 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	2,068
Expense Example, with Redemption, 5 Years	3,807
Expense Example, with Redemption, 10 Years	7,487
(Columbia Acorn European Fund) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	2,065
Expense Example, with Redemption, 5 Years	3,803
Expense Example, with Redemption, 10 Years	7,482
(Columbia Acorn Emerging Markets Fund) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	752
Expense Example, with Redemption, 3 Years	1,829
Expense Example, with Redemption, 5 Years	2,894
Expense Example, with Redemption, 10 Years	5,502
(Columbia Acorn Emerging Markets Fund) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	363
Expense Example, with Redemption, 3 Years	1,550
Expense Example, with Redemption, 5 Years	2,802
Expense Example, with Redemption, 10 Years	5,784
(Columbia Acorn Emerging Markets Fund) | Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	157
Expense Example, with Redemption, 3 Years	1,227
Expense Example, with Redemption, 5 Years	2,293
Expense Example, with Redemption, 10 Years	4,941
(Columbia Acorn Emerging Markets Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	1,271
Expense Example, with Redemption, 5 Years	2,371
Expense Example, with Redemption, 10 Years	5,085
(Columbia Acorn Emerging Markets Fund) | Class R5 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	162
Expense Example, with Redemption, 3 Years	1,241
Expense Example, with Redemption, 5 Years	2,315
Expense Example, with Redemption, 10 Years	4,979
(Columbia Acorn Emerging Markets Fund) | Class Y Shares
Expense Example:
Expense Example, with Redemption, 1 Year	157
Expense Example, with Redemption, 3 Years	1,227
Expense Example, with Redemption, 5 Years	2,293
Expense Example, with Redemption, 10 Years	4,941
(Columbia Acorn Emerging Markets Fund) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	1,244
Expense Example, with Redemption, 5 Years	2,320
Expense Example, with Redemption, 10 Years	4,987
(Columbia Acorn International) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	701
Expense Example, with Redemption, 3 Years	966
Expense Example, with Redemption, 5 Years	1,252
Expense Example, with Redemption, 10 Years	2,063
(Columbia Acorn International) | Class B Shares
Expense Example:
Expense Example, with Redemption, 1 Year	707
Expense Example, with Redemption, 3 Years	940
Expense Example, with Redemption, 5 Years	1,298
Expense Example, with Redemption, 10 Years	2,181
(Columbia Acorn International) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	643
Expense Example, with Redemption, 5 Years	1,103
Expense Example, with Redemption, 10 Years	2,379
(Columbia Acorn International) | Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
(Columbia Acorn International) | Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	165
Expense Example, with Redemption, 3 Years	511
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	1,922
(Columbia Acorn International) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
(Columbia Acorn International) | Class R5 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
(Columbia Acorn International) | Class Y Shares
Expense Example:
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
(Columbia Acorn International) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
(Columbia Acorn International Select) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	720
Expense Example, with Redemption, 3 Years	1,025
Expense Example, with Redemption, 5 Years	1,351
Expense Example, with Redemption, 10 Years	2,273
(Columbia Acorn International Select) | Class B Shares
Expense Example:
Expense Example, with Redemption, 1 Year	719
Expense Example, with Redemption, 3 Years	976
Expense Example, with Redemption, 5 Years	1,359
Expense Example, with Redemption, 10 Years	2,328
(Columbia Acorn International Select) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	332
Expense Example, with Redemption, 3 Years	715
Expense Example, with Redemption, 5 Years	1,225
Expense Example, with Redemption, 10 Years	2,626
(Columbia Acorn International Select) | Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,363
(Columbia Acorn International Select) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
(Columbia Acorn International Select) | Class R5 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
(Columbia Acorn International Select) | Class Y Shares
Expense Example:
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,363
(Columbia Acorn International Select) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,523
(Columbia Acorn Select) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	705
Expense Example, with Redemption, 3 Years	978
Expense Example, with Redemption, 5 Years	1,272
Expense Example, with Redemption, 10 Years	2,105
(Columbia Acorn Select) | Class B Shares
Expense Example:
Expense Example, with Redemption, 1 Year	698
Expense Example, with Redemption, 3 Years	912
Expense Example, with Redemption, 5 Years	1,252
Expense Example, with Redemption, 10 Years	2,120
(Columbia Acorn Select) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	311
Expense Example, with Redemption, 3 Years	652
Expense Example, with Redemption, 5 Years	1,119
Expense Example, with Redemption, 10 Years	2,410
(Columbia Acorn Select) | Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
(Columbia Acorn Select) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
(Columbia Acorn Select) | Class R5 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
(Columbia Acorn Select) | Class Y Shares
Expense Example:
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
(Columbia Acorn Select) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
(Columbia Acorn USA) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	707
Expense Example, with Redemption, 3 Years	987
Expense Example, with Redemption, 5 Years	1,287
Expense Example, with Redemption, 10 Years	2,137
(Columbia Acorn USA) | Class B Shares
Expense Example:
Expense Example, with Redemption, 1 Year	712
Expense Example, with Redemption, 3 Years	955
Expense Example, with Redemption, 5 Years	1,324
Expense Example, with Redemption, 10 Years	2,239
(Columbia Acorn USA) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	643
Expense Example, with Redemption, 5 Years	1,103
Expense Example, with Redemption, 10 Years	2,379
(Columbia Acorn USA) | Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
(Columbia Acorn USA) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
(Columbia Acorn USA) | Class R5 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
(Columbia Acorn USA) | Class Y Shares
Expense Example:
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
(Columbia Acorn USA) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
(Columbia Thermostat Fund) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	681
Expense Example, with Redemption, 3 Years	923
Expense Example, with Redemption, 5 Years	1,184
Expense Example, with Redemption, 10 Years	1,928
(Columbia Thermostat Fund) | Class B Shares
Expense Example:
Expense Example, with Redemption, 1 Year	663
Expense Example, with Redemption, 3 Years	845
Expense Example, with Redemption, 5 Years	1,152
Expense Example, with Redemption, 10 Years	1,932
(Columbia Thermostat Fund) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,039
Expense Example, with Redemption, 10 Years	2,257
(Columbia Thermostat Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	1,254
(Columbia Thermostat Fund) | Class R5 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	487
Expense Example, with Redemption, 10 Years	1,091
(Columbia Thermostat Fund) | Class Y Shares
Expense Example:
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,032
(Columbia Thermostat Fund) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	$ 1,114